SEGMENT INFORMATION	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
SEGMENT INFORMATION

15. SEGMENT INFORMATION

ASC 280, “Segment Reporting” establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organization structure as well as information about services categories, business segments and major customers in financial statements. In accordance with the “Segment Reporting” Topic of the ASC, the Company’s chief operating decision maker has been identified as the Chief Executive Officer and President, who reviews operating results to make decisions about allocating resources and assessing performance for the entire Company. Existing guidance, which is based on a management approach to segment reporting, establishes requirements to report selected segment information quarterly and to report annually entity-wide disclosures about products and services, major customers, and the countries in which the entity holds material assets and reports revenue. All material operating units qualify for aggregation under “Segment Reporting” due to their similar customer base and similarities in economic characteristics; nature of products and services; and procurement, manufacturing and distribution processes.

The Company had no inter-segment sales for the periods presented. Summarized financial information concerning the Company’s reportable segments is shown as below:

By Geography:

	For the period ended December 31, 2021
	United State (Nevada)	Malaysia (Labuan)	Singapore	Total

Revenues	$-	$4,827	$-	$4,827
Other income and gains	-	356	-	356
Cost of revenues	-	(3,017)	-	(3,017)
Administrative expenses	(116,596)	(164,109)	(1,120)	(281,825)
Other operating expenses	-	(4,065)	-	(4,065)
Selling and distribution expenses	-	(28,873)	-	(28,873)
Net loss	(116,596)	(196,001)	-	(312,597)

Total assets	$2,192	$456,891	$-	$459,083

	For the period ended September 30, 2022
	United State (Nevada)	Malaysia (Labuan)	Singapore	Total

Revenues	$-	$160,186	$-	$160,186
Other income and gains	-	8,354	-	8,354
Cost of revenues	-	(62,541)	-	(62,541)
Administrative expenses	(169,263)	(137,796)	-	(307,059)
Other operating expenses	-	(28,420)	-	(28,420)
Selling and distribution expenses	-	(24,043)	-	(24,043)
Net loss	(169,263)	(84,260)		(253,523)

Total assets	$-	$188,955	$-	$188,955

*Revenues and costs are attributed to countries based on the location of customers.

14. SEGMENT INFORMATION

ASC 280, “Segment Reporting” establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organization structure as well as information about services categories, business segments and major customers in financial statements. In accordance with the “Segment Reporting” Topic of the ASC, the Company’s chief operating decision maker has been identified as the Chief Executive Officer and President, who reviews operating results to make decisions about allocating resources and assessing performance for the entire Company. Existing guidance, which is based on a management approach to segment reporting, establishes requirements to report selected segment information quarterly and to report annually entity-wide disclosures about products and services, major customers, and the countries in which the entity holds material assets and reports revenue. All material operating units qualify for aggregation under “Segment Reporting” due to their similar customer base and similarities in economic characteristics; nature of products and services; and procurement, manufacturing and distribution processes.

The Company had no inter-segment sales for the periods presented. Summarized financial information concerning the Company’s reportable segments is shown as below:

By Geography:

	For the period ended December 31, 2021
	United State (Nevada)	Malaysia (Labuan)	Singapore	Total

Revenues	$-	$4,827	$-	$4,827
Other income and gains	-	356	-	356
Cost of revenues	-	(3,017)	-	(3,017)
Administrative expenses	(116,596)	(164,109)	(1,120)	(281,825)
Other operating expenses	-	(4,065)	-	(4,065)
Selling and distribution expenses	-	(28,873)	-	(28,873)
Net loss	$(116,596)	$(196,001)	$-	$(312,597)

Total assets	$2,192	$456,891	$-	$459,083

*	Revenues and costs are attributed to countries based on the location of customers.